Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0002131303
Registrant Name	SPACCircle Acquisition Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES